CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]
Balance at Dec. 31, 2011	$ 89,366,994	$ 200,000	$ 33,884,656		$ 5,295,641	$ 3,884,808	$ 36,224,467	$ 9,877,422
Balance, shares at Dec. 31, 2011		20,000,000
Net income	2,716,378						2,381,279	335,099
Transfer to statutory reserve						294,219	(294,219)
Common shares repurchase	(96,608)			(96,608)
Common shares repurchase, shares				(98,041)
Share-based compensation to employee	86,799		86,799
Foreign currency translation adjustment	703,573				703,573
Balance at Dec. 31, 2012	92,777,136	200,000	33,971,455	(96,608)	5,999,214	4,179,027	38,311,527	10,212,521
Balance, shares at Dec. 31, 2012		20,000,000		(98,041)
Net income	4,069,844						3,643,404	426,440
Transfer to statutory reserve						436,672	(436,672)
Foreign currency translation adjustment	1,647,348				1,647,348
Balance at Dec. 31, 2013	98,494,328	200,000	33,971,455	(96,608)	7,646,562	4,615,699	41,518,259	10,638,961
Balance, shares at Dec. 31, 2013	19,901,959	20,000,000		(98,041)
Net income	4,135,558						3,858,876	276,682
Transfer to statutory reserve						406,053	(406,053)
Foreign currency translation adjustment	779,135				779,135
Balance at Dec. 31, 2014	$ 103,409,021	$ 200,000	$ 33,971,455	$ (96,608)	$ 8,425,697	$ 5,021,752	$ 44,971,082	$ 10,915,643
Balance, shares at Dec. 31, 2014	19,901,959	20,000,000		(98,041)